Income Taxes Level 4 (Details) - Domestic and Foreign Components of Income Continuing Operations (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Examination [Line Items]
Domestic	$ (191)	$ 13	$ 54
Foreign	(31)	(223)	(237)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	$ (222)	$ (210)	$ (183)